Unaudited Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 279,836	$ 265,238	$ 259,437	$ 253,998	$ 248,774	$ 238,089	$ 234,770	$ 218,654	$ 226,247	$ 1,027,447	$ 917,760	$ 719,509
Gross profit	123,232	111,217	108,285	99,795	99,534	91,313	94,226	84,993	96,335	418,831	366,867	297,612
Selling, General and Administrative Expense	59,756	60,993	58,664	59,660	47,399	53,623	45,419	46,100	42,722	226,716	187,864	138,986
Operating Income (Loss)	63,476	18,224	49,621	40,135	52,135	37,690	48,807	38,893	53,613	160,115	179,003	158,626
Net income	$ 37,333	$ 9,638	$ 27,066	$ 22,638	$ 30,046	$ 21,154	$ 27,713	$ 21,911	$ 31,153	$ 89,388	$ 101,931	$ 78,236
Basic net income per share	$ 0.19	$ 0.05	$ 0.14	$ 0.12	$ 0.15	$ 0.11	$ 0.14	$ 0.11	$ 0.16	$ 0.46	$ 0.52	$ 0.40
Diluted net income per share	$ 0.19	$ 0.05	$ 0.14	$ 0.11	$ 0.15	$ 0.11	$ 0.14	$ 0.11	$ 0.16	$ 0.45	$ 0.52	$ 0.40
Basic weighted average shares	196,217,311	196,173,169	196,062,348	195,747,954	195,745,670	195,743,154	195,743,154	195,733,692	195,720,894	195,933,800	195,735,309	195,619,943
Diluted weighted average shares	198,160,465	198,076,031	198,254,808	197,709,082	197,773,850	197,853,482	197,884,029	197,827,833	197,747,579	198,047,453	197,852,932	196,559,084